Leases - Residual value exposures - income and expense in continuing operations (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amounts recognised as income and expense
Operating leases - minimum rentals payable	£ 2,689	£ 2,592
Finance lease contracts and hire purchase agreements
Accumulated allowance for uncollectable minimum receivables	62	63	£ 54
Continuing operations
Amounts recognised as income and expense
Finance leases - contingent rental rebate	(44)	(34)	(76)
Operating leases - minimum rentals payable	£ 233	£ 221	£ 239